Financial assets and liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Nov. 19, 2021
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(9,215)	(8,740)
Amortization of carrying amount, net of payments made	43,058	35,584
Principal amount of loans	115,762	108,763
Non-current
Current	8,534	5,952
Non-current	107,228	102,811
Total borrowings	115,762	108,763
Borrowings - NovaQuest
Non-current
Current	367	336
Non-current	60,878	55,739
Borrowings - Oaktree
Borrowings
Principal amount of loans			$ 60,000
Non-current
Current	8,167	5,616
Non-current	$ 46,350	$ 47,072
Total borrowings			$ 60,000